Commitments and Contingencies - Summary of Financial Instruments as of the Dates Indicated (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commitments to extend credit
Disclosure Of Financial Instruments Indicated [Line Items]
Contractual obligation	$ 5,680,438	$ 5,175,521
Standby letters of credit
Disclosure Of Financial Instruments Indicated [Line Items]
Contractual obligation	65,154	65,602
Forward commitments to sell loans
Disclosure Of Financial Instruments Indicated [Line Items]
Contractual obligation	$ 10,008	$ 24,440